Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Monetta Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Monetta Fund
Average Annual Return, Percent	28.11%	13.07%	11.67%
Monetta Young Investor Growth Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Monetta Young Investor Growth Fund
Average Annual Return, Percent	27.63%	13.23%	12.38%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	25.02%	14.53%	13.10%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	25.02%	14.53%	13.10%